Property and Equipment, Net (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment, Net
Schedule of property and equipment, net

(in thousands)	March 31, 2026	December 31, 2025
Office equipment	$55	$107
Computer hardware and software	959	988
Furniture and fixtures	306	419
Leasehold improvements	1,564	6,510
Total property and equipment	2,884	8,024
Accumulated depreciation and amortization	(2,058)	(3,917)
	$826	$4,107

(in thousands)	December 31, 2025	December 31, 2024
Laboratory equipment	$—	$10,020
Office equipment	107	119
Computer hardware and software	988	1,111
Furniture and fixtures	419	419
Leasehold improvements	6,510	7,386
Total property and equipment	8,024	19,055
Accumulated depreciation and amortization	(3,917)	(9,724)
	$4,107	$9,331